Basis of Presentation and Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1.  Basis of Presentation and Going Concern

These unaudited interim consolidated financial statements of Altair Nanotechnologies Inc. and its subsidiaries (collectively, “Altair” “we” or the “Company”) have been prepared in accordance with the rules and regulations of the United States Securities and Exchange Commission (the “Commission”).  Such rules and regulations allow the omission of certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America, so long as the statements are not misleading.  In the opinion of Company management, these consolidated financial statements and accompanying notes contain all adjustments (consisting of only normal recurring items) necessary to present fairly the financial position and results of operations for the periods shown.  These unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto contained in our Annual Report on Form 10-K for the year ended December 31, 2010, as filed with the Commission on February 28, 2011.

The results of operations for the three- and nine-month periods ended September 30, 2011 are not necessarily indicative of the results to be expected for the full year.

1.	DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Description of Business — We are a Canadian corporation, with principal assets and operations in the United States, whose primary business is developing, manufacturing and selling our nano lithium titanate battery products.  Our primary focus is marketing our large-scale energy storage solutions to power companies and electric grid operators throughout the world.  In addition, we market our battery products to electric and hybrid-electric mass-transit vehicle manufacturers.  During 2010 we also started to expand our market focus to include use of our battery technology in additional industrial markets with applications requiring batteries that can provide high power quickly, a fast recharge, have a long cycle life, operate at a wide temperature range and are extremely safe.

We also provide contract research services on select projects where we can utilize our resources to develop intellectual property and/or new products and technology.  Although contract services revenue comprised a significant portion of our total revenues in recent years accounting for 50%, 65%, and 87%, respectively in 2010, 2009 and 2008, we expect a major decline in this percentage as our battery product sales increase.

Principles of Consolidation — The consolidated financial statements include the accounts of Altair Nanotechnologies Inc. and our subsidiaries which include (1) Altair US Holdings, Inc., (2) Mineral Recovery Systems, Inc. (“MRS”), (3) Fine Gold Recovery Systems, Inc. (“FGRS”) dissolved on December 30, 2008, and (4) Altairnano, Inc. (“ANI”), (collectively referred to as the “Company”), all of which are 100% owned and (5) AlSher Titania LLC, which was 70% owned by ANI but was sold April 30, 2010. All of the subsidiaries are incorporated in the United States of America. Inter-company transactions and balances have been eliminated in consolidation.

Basis of Presentation and Going Concern — The accompanying consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. (The Company has incurred recurring losses from operations resulting in an accumulated deficit of $184,490,000.  Additionally, the Company experienced $15,172,000 in negative cash flows from operations during the year ended December 31, 2010, resulting in a cash balance of $4,695,000 at December 31, 2010.  This raises substantial doubt about the Company’s ability to continue as a going concern.  The financial statements do not include any adjustments that might result from the outcome of this uncertainty.)

In September of 2010 the Company entered into a Share Subscription Agreement (the “Share Subscription Agreement” with Canon Investment Holdings Limited (“Canon”) under which they have agreed, subject to conditions to closing and the risk of termination, to purchase a number of shares of common stock such that, following closing, Canon will own 51% of the outstanding shares of common stock of the Company on a fully diluted basis.  Based upon the number of shares of common stock and the rights to acquire shares of common stock outstanding as of December 31, 2010, the Company estimates that the number of shares to be purchased will be 31,523,017, at an aggregate purchase price of $48,948,799.  If the Company issues additional shares of common stock prior to closing, as permitted by a recent amendment, the number of shares to be purchased, and the aggregate purchase price, will increase.  As a result of delays in filing of the joint request with the Committee for Foreign Investment in the United States (“CFIUS”) to review the Canon transaction and the decision by CFIUS to extend their initial 30-day review into an additional 45-day review, the transaction did not close in 2010.  Management began taking steps in the fourth quarter to reduce its cash burn rate and extend its runway until the Canon transaction closes.  Those steps included:

▪	a freeze on all hiring,

▪	a deferral of all inventory purchases not tied to a specific customer contract,

▪	a delay in all development efforts not needed in the immediate timeframe,

▪	a cancellation of a number of non-critical consulting contracts,

▪	sale of the auction rate securities that the Company was holding, and

▪	sale of the remaining Spectrum Pharmaceutical common stock that the Company held.

As a result of restrictive conditions associated with the Canon negotiations and then contained in the Share Subscription Agreement, the Company has been precluded from raising any additional external equity or debt capital since July of 2010.

The Company anticipated closing in early February 2011, however, Canon indicated that it was not in a position to close.  The rights under the Conditional Supply and Licensing Agreement to purchase the Company’s nano lithium titanate, and manufacture batteries using the Company’s design principles, were significant motivations for Canon to enter into the share purchase transaction, and Canon indicated that its operating subsidiary was having difficulty implementing the battery manufacturing technology called for in the Conditional Supply and Licensing Agreement.  Canon also stated, although the Company has not verified, that it had permitted certain credit facilities required to close to expire near the original end date of the Share Subscription Agreement and needed time to re-establish these credit facilities.

On February 16, 2011, the Company signed the First Amendment to the Share Subscription Agreement (the “SSA Amendment”) which, among other things, extends the end date under the Share Subscription Agreement to May 17, 2011.  The SSA Amendment also authorized the Company, subject to certain limitations, to sell equity securities in order to raise interim capital.  The Company has since engaged JMP Securities with respect to a possible interim financing.  If we are unable to raise interim capital, we will face a liquidity shortage prior to the anticipated closing of the Canon transaction in May 2011.

 In the meantime the Company has implemented additional steps to further extend our runway and lower our cash burn including:

▪	an immediate reduction in the manufacture of nano lithium titanate that was to be shipped to YTE and termination of employment of the individuals performing this work,

▪	elimination of all contract personnel not working directly on the Proterra customer contract,

▪	renegotiation of payment terms with our suppliers and vendors,

▪	elimination of all but essential travel related to customer contracts or this immediate financing, and

▪	deferral of all activities requiring the purchase of supplies or material not tied directly to an existing customer contract.

At this point, it is the Company’s expectation that the Canon transaction will close.  If the Canon transaction were not to close, however, the Company would face an immediate liquidity shortage and need to find an alternative source of financing.

On October 21, 2010, the Board of Directors of the Company authorized a reverse split of the Company’s common stock at a ratio of one-for-four, effective close of business on November 15, 2010. The Company’s stockholders previously approved the reverse split in May 2010. As a result of the reverse split, every four shares of common stock outstanding were combined into one share of common stock. The reverse split did not affect the amount of equity the Company has nor did it affect the Company’s market capitalization. All previously reported share and per share amounts have been restated in the accompanying consolidated financial statements and related notes to reflect the reverse stock split.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should we be unable to continue as a going concern. Our continuation as a going concern is dependent upon our ability to generate sufficient cash flow to meet our obligations on a timely basis, to obtain additional financing or refinancing as may be required, to develop commercially viable products and processes, and ultimately to establish profitable operations.  We have financed operations through operating revenues and through the issuance of equity securities (common shares, convertible debentures, stock options and warrants), and debt (term notes). Until we are able to generate positive operating cash flows, additional funds will be required to support operations.